As filed with the Securities and Exchange Commission on September 10, 2025
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	174	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	177	[X]
MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (201) 708-9796

Ryan Frank, President Manager Directed Portfolios c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202 (Name and Address of Agent for Service)	Copies to: Ellen Drought, Esq. Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202 (414) 273-3500
It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[X]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 174 to the Registration Statement of Manager Directed Portfolios is being filed to register the Hood River Emerging Markets Fund as a new series of the Trust.

Subject to completion
Dated September 10, 2025

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

PROSPECTUS
[...], 2025
Hood River Emerging Markets Fund
Institutional Shares
Ticker: [...]
Investor Shares
Ticker: [...]
Retirement Shares
Ticker: [...]

Telephone: (800) 497-2960
www.hoodrivercapital.com

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Hood River Emerging Markets Fund
a series of Manager Directed Portfolios (the “Trust”)

SUMMARY SECTION
INVESTMENT OBJECTIVE
The Hood River Emerging Markets Fund (the “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	[...]%	[...]%	[...]%
Distribution (12b-1) and/or Service Fees	None	0.25%	None
Shareholder Servicing Fees[1]	0.10%	0.10%	None
Other Expenses[2]	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses	[...]%	[...]%	[...]%
Fee Waivers/Expense Reimbursements[3]	[...]%	[...]%	[...]%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	[...]%	[...]%	[...]%
1 The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments of up to 0.10% to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts.
2 As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
3 Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that Total Annual Fund Operating Expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed [...]% of the Fund’s average daily net assets, through at least [...], 2028, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees (the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements will be greater than [...]%. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Shares	$[...]	$[...]
Investor Shares	$[...]	$[...]
Retirement Shares	$[...]	$[...]
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
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PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in companies located in emerging market countries, without regard to market capitalization. The Adviser defines emerging market countries to be any country that has an emerging market economy, considering factors such as vulnerability to political and economic instability, average per-capita income and the development of the country’s financial and capital markets. The Adviser considers frontier markets to be a subset of emerging markets. The Fund may invest a large portion of its assets in a particular region or market, including, but not limited to, China, India and Taiwan.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) to hedge against foreign currency exposure. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.
In selecting securities, the research process utilized by Hood River analyzes emerging markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target.
The Fund is expected to maintain a portfolio of approximately [80]-[100] stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through position and sector sizing limits.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.
PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, geopolitical conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control
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regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single region or country, it is more likely to be affected by events or conditions impacting that region or country.
◦Risks of Investing in China. Investing in Chinese issuers may subject the Fund to risks specific to China. China may be subject to considerable degrees of political, economic, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally may experience a lack of publicly available information, inefficiency, volatility and pricing anomalies resulting from governmental influence, and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, interest rate fluctuations, and higher rates of inflation.
◦Risks of Investing in India. Investing in Indian issuers may subject the Fund to risks that are specific to India, including legal, regulatory, political and economic risks. Currency fluctuations or blockage, political and legal uncertainty, greater government control over the economy, and the risk of nationalization or expropriation of assets may result in higher potential for losses.
◦Risks of Investing in Taiwan. Investing in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with limited land area and raw resource materials and is reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Additionally, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and significant currency fluctuations and devaluations, rising unemployment and fluctuations in inflation.
•Foreign Currency Risk:. The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
•Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risks of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
•Forward Currency Contract Risk: The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of
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days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
•Rights and Warrants Risk: To the extent that the Fund invests in equity securities, the Fund may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments may provide a greater potential for loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
•Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
•Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.
•Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.
•Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•    [Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap or emerging market companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.]

•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
4

PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
INVESTMENT ADVISER
Hood River Capital Management LLC
PORTFOLIO MANAGERS

Lance R. Cannon, CFA Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ] 2025.
Rohan B. Kumar Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ] 2025.
Ruoshi Qi Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since [ ] 2025.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. The Adviser may reduce or waive the minimum.
A shareholder may sell (redeem) shares on any Business Day. Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River Emerging Markets Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	By Wire: Call the Fund at (800) 497-2960
TAX INFORMATION
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon Board approval and 60 days’ prior written notice to shareholders.
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in companies located in emerging market countries, without regard to market capitalization. The Adviser defines emerging market countries to be any country that has an emerging market economy, considering factors such as vulnerability to political and economic instability, average per-capita income and the development of the country’s financial and capital markets. The Adviser considers frontier markets to be a subset of emerging markets. The Fund may invest a large portion of its assets in a particular region or market, including, but not limited to, China, India and Taiwan.
The Fund’s investments in foreign securities may include ADRs, GDRs, EDRs and IDRs. The Fund may also invest in preferred stock, REITs, rights, and warrants. The Fund may purchase securities of companies engaged in IPOs. The Fund may also use forward contracts to hedge against foreign currency exposure. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.

In selecting securities, the research process utilized by Hood River analyzes emerging markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund is expected to maintain a portfolio of approximately [80]-[100] stocks, which is constructed with the overall goal of mitigating both issuer-specific and portfolio risk. Idiosyncratic risk is reduced by obtaining several independent data points that support Hood River’s financial model. Portfolio risk is addressed through position and sector sizing limits. However, the actual amount of the portfolio holdings may vary due to market conditions.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance exists.
Temporary Defensive Positions
In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents, including commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Hood River to be of comparable quality. The result of this action may be that the Fund will be unable to achieve its investment objective.
The Fund also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).
ADDITIONAL PRINCIPAL RISK INFORMATION
The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s SAI.
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, global geopolitical conflicts and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic
6

diseases, risks surrounding the uncertainty of the economies of particular countries, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Securities Risk: The Fund’s equity investments may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Equity prices are directly affected by issuer-specific events, as well as general market conditions. Equity investments are subordinate to the claims of an issuer’s creditors and, to the extent such securities are common securities, preferred stockholders. Dividends customarily paid to equity holders can be suspended or cancelled at any time. In addition, in many countries, investing in common stocks is subject to heightened regulatory and self-regulatory scrutiny as compared to investing in debt or other financial instruments. For the foregoing reasons, investments in equity securities can be highly speculative and carry a substantial risk of loss of principal.
•Management Risk: The Fund relies on the Adviser’s ability to pursue the Fund’s investment objective. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
•Foreign Security Risk: Foreign securities investments present a number of economic, financial and political considerations not typically associated with investments in domestic securities that could unfavorably affect your account’s performance. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfer of securities in some countries. The costs of buying and selling foreign securities, including brokerage, tax and custody costs are generally higher than those for domestic transactions. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.
•Emerging and Frontier Markets Risk: In addition to developed markets, the Fund may invest in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to the Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single region or country, it is more likely to be affected by events or conditions impacting that region or country.
◦Risks of Investing in China. Investing in Chinese issuers may subject the Fund to risks specific to China. China may be subject to considerable degrees of political, economic, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally may experience a lack of publicly available information, inefficiency, volatility and pricing anomalies resulting from governmental influence, and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in
7

response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, interest rate fluctuations, and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
◦Risks of Investing in India. Investing in Indian issuers may subject the Fund to risks that are specific to India, including legal, regulatory, political and economic risks. Currency fluctuations or blockage, political and legal uncertainty, greater government control over the economy, and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
◦Risks of Investing in Taiwan. Investing in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with limited land area and raw resource materials and is reliant on imports for its commodity needs. Fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Additionally, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and significant currency fluctuations and devaluations, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent upon the economies of China, Japan, and the United States, and negative changes in these economies or a reduction in purchases of Taiwanese products would likely have an adverse impact on the Taiwanese economy. Taiwan’s history of political contention with China has resulted in ongoing tensions with China, including the risk of war with China, which may materially impact the Taiwanese economy and securities markets.
•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging markets. Because the Fund will determine its net asset value (“NAV”) in U.S. dollars, with respect to trading on non-U.S. markets, it is subject to the risk of fluctuation in the exchange rate between the local currency and dollars and to the possibility of exchange controls.
•Depositary Receipts Risk. The Fund may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one country for shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Fund may purchase ADRs regardless of whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Fund's investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
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These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•    REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the U.S. Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.
•    Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•    Forward Currency Contract Risk: The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
•    Rights and Warrants Risk: To the extent that the Fund invests in equity securities, the Fund may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of
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a particular issuer at a specified price until expiration of the warrant. Such investments may provide a greater potential for loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
•Large Capitalization Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
•Medium and Small Capitalization Risk: Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger capitalization companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.
•Valuation Risk: The Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s determination that a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. When pricing foreign equity securities, the Fund will generally use an evaluated adjustment factor provided by a fair value pricing service and the prices of such securities, as modified by the adjustment factor, may be different from the prices of which such securities are actually bought and sold.
•Cybersecurity Risk: With the widespread use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are
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inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.
•Portfolio Turnover Risk: If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in a higher amount of taxable capital gains, including short-term capital gains taxable to shareholders at ordinary income tax rates.
•    [Liquidity Risk : The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.]
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•New Fund Risk: The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Additionally, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI. Disclosure of the Fund’s holdings is required to be made quarterly in regulatory filings and on the Fund’s website. Portfolio holdings information as of the most recent quarter is available free of charge by contacting the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252 or calling (800) 497-2960, or by visiting the Fund’s website at www.hoodrivercapital.com.
VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. The Fund's performance will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.
MANAGEMENT OF THE FUND
INVESTMENT ADVISER
Hood River is a registered investment adviser located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, and serves as the adviser to the Fund subject to the supervision of the Board of the Trust. Hood River was established in January 2013 and offers investment advisory services to mutual funds, institutional accounts and individual investors. As of [...], 2025, Hood River had assets under management of approximately $[...] billion.
ADVISORY FEE
The Fund will pay Hood River a monthly advisory fee at the annual rate of [...]% of the Fund’s average daily net assets.
Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, not including Excludable Expenses, to [...]%.
A discussion regarding the basis basis for the Board’s approval of the investment advisory agreement between Hood River and the Trust on behalf of the Fund will be available in the Fund’s first Form N-CSR filing.
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The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, with the exception of the Hood River Small-Cap Growth Fund, Hood River International Opportunity Fund, and Hood River New Opportunities Fund (together with the Fund, the “Hood River Fund Family”).
PORTFOLIO MANAGERS OF THE FUND
The business experience and educational background of the Fund’s portfolio managers is provided below. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.
The day-to-day management of the Fund is the responsibility of Hood River’s Investment Team (the “Investment Team”), which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund. As part of the security selection process, two portfolio managers may elect to reduce a position size down to 50 basis points of the Fund’s net assets to manage risk, subject to limits set by the Investment Team.
Ruoshi Qi
Ms. Qi joined Hood River in 2023 as a research analyst and has 7 years of investment experience. Prior to joining Hood River, Ruoshi interned at Marshall Wace as an investment analyst during her M.B.A. summer. She previously was a private equity associate at Advent International and started her career as an investment banking analyst at Goldman Sachs. Ruoshi has a B.S. in Financial Engineering from Nanjing University, China, a Masters in Finance from Olin Business School at Washington University in St. Louis, and an M.B.A. from Harvard Business School at Harvard University.
Rohan B. Kumar
Mr. Kumar joined Hood River in 2015 as a research analyst and has 14 years of investment experience. Prior to joining Hood River, Rohan was a research analyst at Hawkeye Capital Management. He previously was an analyst at Reliance Capital and began his career as a Component Design Engineer at Intel. Rohan has a Bachelor of Technology in electrical engineering from the Indian Institute of Technology at Kharagpur, a Masters from Harvard’s Kennedy School and his M.B.A. from The Wharton School at the University of Pennsylvania.
Lance R. Cannon, CFA
Mr. Cannon joined Hood River in 2018 as a research analyst and has 16 years of financial market experience. Prior to joining Hood River, Lance was a senior analyst at USDR Investment Management. He previously performed equity research at TCW and Kayne Anderson Rudnick and was a managing director at GPS Capital Markets, Inc. Lance has a B.S. in business management, with an emphasis in finance, from Brigham Young University and an M.B.A. from The Anderson School of Management at the University of California, Los Angeles.
DISTRIBUTION AND SERVICING OF SHARES
DISTRIBUTOR
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC, (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.
RULE 12B-1 PLAN
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of its Investor Shares to pay distribution fees for the sale and distribution of Fund shares. Under the Rule 12b-1 Plan, Investor Shares pay the Distributor and other authorized recipients a Rule 12b-1 fee at an annual rate of up to 0.25% of their average daily net asset value. The Distributor uses this Rule 12b-1 fee primarily to finance activities that promote the sale of Investor Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon shares owned by their clients or customers.
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SHAREHOLDER SERVICING PLAN
The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.
SALES AND MARKETING PROGRAMS
Hood River and/or its affiliates may pay financial intermediaries for distribution, marketing, servicing, and sales support out of its profits or other sources available to it (and not an additional charge to the Fund). These payments may include amounts that are sometimes referred to as “revenue sharing” payments and are in addition to or in lieu of any amounts payable to financial intermediaries under the Fund’s Rule 12b-1 Plan or Shareholder Servicing Plan.
DESCRIPTION OF CLASSES
The Fund has established Institutional Shares, Investor Shares and Retirement Shares. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	0.25%	None
Shareholder Servicing fee	0.10%	0.10%	None
Institutional Shares. Institutional Shares pay lower annual expenses than Investor Shares. Institutional Shares are subject to a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Institutional Shares, computed on an annual basis. Institutional Shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans, subject to the applicable investment minimums. Institutional Shares are available to the following:
•institutional investors;
•Individual Retirement Accounts (“IRAs”);
•certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•existing Institutional class shareholders;
•Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and
•wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).
Investor Shares. Investor Shares are subject to a Rule 12b‑1 distribution fee of up to 0.25% of the average daily net assets of the Fund attributable to Investor Shares, and a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Investor Shares, each computed on an annual basis.
Retirement Shares. Retirement Shares are offered for sale without the imposition of Rule 12b-1 or shareholder servicing fees. Retirement Shares are generally available only to certain retirement plans that trade on an omnibus level. Retirement Shares pay lower annual expenses than the Fund’s Institutional Shares and Investor Shares.
Retirement Shares are available in certain retirement plans, including the following, provided that in each case the plan trades on an omnibus level:
•Section 401(a) and 457 plans;
•Section 403(b) custodial accounts;
•Section 401(k), profit sharing, money purchase pension and defined benefit plans; and
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•Non-qualified deferred compensation plans.
SHAREHOLDER INFORMATION
PRICING OF SHARES
The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally, 4:00 p.m. Eastern Time) (“Market Close”) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Any order received after the close of trading on the Exchange will be processed at the NAV as determined as of the close of trading on the next day the Exchange is open.
Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities for the Fund, subject to oversight by the Board. Assets and securities for which market quotations are not readily available are valued in good faith in accordance with the Valuation Designee’s procedures.
When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Fund has retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.
PURCHASE OF SHARES
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. The minimum initial investments for Institutional Shares and Investor Shares of the Fund are $25,000 and $1,000, respectively. There is no minimum initial investment for Retirement Shares of the Fund. Additional investments may be made in any amount. The Fund reserves the right to change the criteria for eligible investors and investment minimums, and the investment minimums may be waived at the discretion of the Adviser. The Fund reserves the right to waive the eligibility requirements for certain investors in its sole discretion when deemed in the best interest of the Fund and share class.
Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
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By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Hood River Emerging Markets Fund, indicating the name and share class of the Fund you are purchasing, and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:
Regular mail:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
Overnight mail:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.
Purchase orders must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: If you are making your first investment in the Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.
Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

Wire to:	U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Hood River Emerging Markets Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)
By Telephone: Investors may purchase additional shares of the Fund by calling, toll-free, (800) 497-2960. If you accepted this option on your account application, and your account has been open for at least 7 business days, telephone orders, in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order
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is received prior to Market Close (generally, 4:00 p.m. Eastern Time), your shares will be purchased at the NAV calculated on the day your order is placed.
Purchase orders by telephone must be received by or prior to Market Close (generally, 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Automatic Investment Plan: Once your account has been opened you may make additional purchases of the Fund at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network. To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at (800) 497-2960 for instructions. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five days prior to the effective date.
Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a payroll deduction form to your employer’s payroll department after your account has been established with the Fund. Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the PIP. It is the responsibility of your employer, not the Fund, the Distributor, the Adviser, or the Transfer Agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. For more information regarding the PIP call (800) 497-2960.
Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before Market Close will be priced at the NAV that is determined as of Market Close. Purchase orders received in good order after Market Close will be priced as of the close of regular trading on the following Business Day. “Good order” means that the purchase request includes all accurate required information. Purchase requests not in good order may be rejected.
Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund reserves the right to reject any account application. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or other method of payment that is returned. The Fund reserves the right to reject any account application. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.
Individual Retirement Accounts: The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call (800) 497-2960 for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs
•Coverdell Education Savings Accounts
There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.
The Fund reserves the right to suspend the offering of shares.
REDEMPTION OF SHARES
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or authorized financial intermediary has received your redemption request. The Fund’s name, the share class name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts of $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.
The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to Market Close (generally, 4:00 p.m. Eastern Time), regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. “Good order” means your redemption request includes: (1) the name of the Fund, (2)
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the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures of all shareholders whose names appear on the account registration with a signature guarantee, if applicable. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.
By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the Fund’s name and class you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:
Regular mail:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252
Overnight mail:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. Redemption requests must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.
By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
By Telephone: If you prefer to redeem your shares by telephone, you must accept telephone options on your account application. You may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at (800) 497-2960. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.
Investors may have a check sent to the address of record, may wire proceeds to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.
Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after Market Close (generally, 4:00 p.m. Eastern Time).
Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or
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unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Plan: As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.
A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.
In-Kind Redemptions: The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”), and may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in-kind are taxable in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.
Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days; or
•For all redemptions in excess of $50,000 from any shareholder account.
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
IRA and other retirement plan redemptions: If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will be subject to 10% withholding. Shares held in IRA accounts may also be redeemed by telephone at (800) 497-2960. Investors will be asked whether or not to withhold taxes from any distribution.
PURCHASING AND REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY
You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell their shares and receive purchase and redemption orders on behalf of the Fund. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Distributor to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is
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responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.
The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Adviser and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.
EXCHANGING SHARES
You may exchange all or a portion of your investment from the Fund in the Hood River Fund Family to an identically registered account in the same share class of another fund in the Hood River Fund Family. Any new account established through an exchange will be subject to the minimum investment requirements described above under “Purchase of Shares,” unless that account qualifies for a waiver of the initial investment requirement. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes which may result in a taxable capital gain or loss. Call the Fund at (800) 497-2960 to learn more about exchanges.
SHARE CLASS CONVERSIONS
You may convert shares of one share class of the Fund for a different share class of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are converting into. Share class conversions are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. A conversion from one class to another within the Fund will generally not be a taxable transaction.
To obtain more information about share class conversions, or to place conversion orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class conversions. The Fund reserves the right to modify or eliminate the share class conversion feature.
FREQUENT PURCHASES AND REDEMPTIONS
The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). “Market timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of its investment portfolio. Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-cap stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.
If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.
The Fund will generally monitor trading activity within a 90 day period. The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.
When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity. The Fund will seek to make judgments and applications of the Fund’s policy that are consistent with the interests of the Fund’s shareholders.
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There is no guarantee that the Fund or its agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.
In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.
The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If a financial intermediary fails to enforce the Fund’s policies with respect to market timing and other abusive trading activity, the Fund may take other actions, including terminating its relationship with such financial intermediary.
OTHER FUND POLICIES
Small Accounts: If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Fund may redeem your shares, close your account, and send you the proceeds. The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.
Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you will be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.
Householding: You may occasionally receive proxy statements and other regulatory documents for the Fund. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address. If you would like to discontinue householding for your accounts please call, toll-free, (800) 497-2960 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
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Lost Shareholders: It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
DISTRIBUTIONS
Distributions from the Fund’s net investment income, if any, are declared and paid annually. Any net capital gain realized by the Fund also will be distributed annually. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.
Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions will be reinvested in additional Fund shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash. If you elect to receive distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions. You may change the distribution option on your account at any time. If you wish to change your distribution option, write or call the Transfer Agent at least 5 days prior to the record date for the distribution. Shares become entitled to receive distributions on the day after the shares are issued.
TAXES
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. Although the Fund expects that most or all of its distributions of investment company taxable income will be taxed at the federal income tax rates applicable to ordinary income, for a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for United States residents.
Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to the Fund’s shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referenced above.
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You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.
Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. If the Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.
The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
FINANCIAL HIGHLIGHTS
Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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PRIVACY NOTICE
Notice of Privacy Policy & Practices
Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.
What Information We Collect
We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:
• information we receive about you on applications or other forms;
• information you give us orally; and
• information about your transactions with us or others.
The types of non public personal information we collect and share can include:
• social security number;
• account balances;
• account transactions;
• transaction history;
• wire transfer instructions; and
• checking account information.
What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.
How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.
If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at (800) 497-2960.
PN-1

INVESTMENT ADVISER
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, Florida 33410

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
[...]

DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
For overnight deliveries, use:
Hood River Emerging Markets Fund
c/o U.S. Bancorp Fund Services, LLC
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

For regular mail deliveries, use:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

HOOD RIVER EMERGING MARKETS FUND
a series of Manager Directed Portfolios

You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s prior fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The Fund’s shareholder reports will be made available on the website www.hoodrivercapital.com, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.
You can obtain copies of these documents and request other information without charge, upon request, or ask questions about the Fund by contacting:
Hood River Emerging Markets Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
(800) 497-2960
The SAI, shareholder reports and other information about the Fund are also available:
•free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•free of charge from the Fund’s Internet website at www.hoodrivercapital.com; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
For more information on opening a new account,
making changes to existing accounts,
purchasing or redeeming shares,
or other investor services, please call (800) 497-2960.
The Trust’s SEC Investment Company Act of 1940 file number is 811-21897.

Subject to completion
Dated September 10, 2025

The information herein is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer or sale is not permitted.

MANAGER DIRECTED PORTFOLIOS
Hood River Emerging Markets Fund
Institutional Shares [...]
Investor Shares [...]
Retirement Shares [...]

STATEMENT OF ADDITIONAL INFORMATION [...], 2025
This Statement of Additional Information (“SAI”) provides general information about the Hood River Emerging Markets Fund (the “Fund”), a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus, dated [...], 2025 (the “Prospectus”), as supplemented and amended from time to time.

You may obtain a copy of the Fund’s Prospectus and/or the annual and semi-annual reports to shareholders (when available) at no charge by contacting the Fund by calling (800) 497-2960, or visit the Fund’s website at www.hoodrivercapital.com.

GENERAL INFORMATION
The Fund is a mutual fund that is a diversified, separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on April 4, 2006. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. The Fund has established Institutional Shares, Investor Shares, and Retirement Shares.
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.
Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon approval by the Board and 60 days’ prior written notice to shareholders.
Diversification Status. The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.
Market and Regulatory Risk; General Market Risks. U.S. and international markets have experienced significant volatility in recent months and years. Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Investment Strategies and Related Risks
Cash Management. Under normal market conditions, the Fund will invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain types of these instruments are described below. This percentage restriction does not include any cash collateral holdings relating to the Fund’s securities lending arrangements.
Money Market Funds. The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.
U.S. Government Obligations. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”). In the case of obligations not backed by the full faith and credit of the U.S., the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Whether backed by full faith and credit of the U.S. Treasury or not, U.S. Government obligations are not guaranteed against price movements due to fluctuating interest rates.
Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period. FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship. If the conservatorship is terminated, these obligations will no longer have the protection of the U.S. Treasury.
Commercial Paper. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.
Bank Obligations. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:
•Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.
•Certificates of Deposit. Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).
•Time Deposits. Time deposits are bank deposits for fixed periods of time.
Convertible Securities. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.
The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser to be of comparable quality. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.
Debt Securities. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
The value of debt securities may be affected significantly by changes in interest rates. Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises. Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield. Individual debt securities may be subject to the credit risk of the issuer. The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.

Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
Types of Equity Securities:
Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Certain when-issued securities are types of derivative instruments subject to the derivatives rule (Rule 18f-4), discussed below.
Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small and Mid-Capitalization Companies. Small and mid-capitalization companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, small and mid-capitalization company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Large Capitalization Companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger capitalization companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized capitalization companies.
Derivatives. Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index. Examples of derivatives the Fund may invest in are discussed further below. All derivative investments are subject to a number of risks such as liquidity, operational, counterparty, accounting and tax risks. The use of derivatives is a highly specialized investment activity. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. These risks may cause the Fund to experience higher losses than funds that do not use derivatives.
The Fund may invest in derivative instruments as a non-principal investment strategy. To the extent the Fund engages in derivatives transactions (such as options, futures, and forward contracts), the Fund expects to qualify as a limited derivatives user under Rule 18f-4 under the 1940 Act, which requires the Fund to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks.
Forward Contracts. A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved.
Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange. Absent contractual termination rights, the Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.
Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.
Foreign Exchange Risk and Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions.
Forward foreign currency exchange contracts (“forward contracts”) are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.
Hedging Strategies. The Fund may engage in certain hedging strategies that involve options, futures and forward contracts. The Fund may engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations.
With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop. If CPO registration is required, the adviser may avail itself of the CFTC’s rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.
Borrowing. The Fund may borrow money for temporary or emergency purposes, in an aggregate amount not in excess of 10% of the Fund’s total assets. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for temporary or emergency purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce its debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.
The Fund may also be deemed to be borrowing when entering into certain financing transactions such as reverse repurchase agreements. This type of borrowing is generally referred to as economic leverage.
The use of borrowing by the Fund involves special risk considerations. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs to the Fund.
Illiquid Securities. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. An illiquid security is a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Adviser makes the day-to-day determinations of liquidity pursuant to the Fund’s liquidity risk management program, monitors the liquidity of securities held by the Fund and reports periodically on the Fund’s liquidity to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Adviser to the Board. Illiquid securities include securities issued by private companies and restricted securities (securities where the disposition of which is restricted under the federal securities laws). Rule 144A securities may be treated as liquid securities if they meet the criteria in the Fund’s liquidity risk management program. External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.
Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser as the Board’s Valuation Designee (defined below). If, through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Initial Public Offerings. The Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Fund may realize taxable short-term capital gains that, to the extent not offset by losses, will be distributed to the shareholders and taxable to them at ordinary income rates. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Investment Company Securities and Exchange-Traded Funds. The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain investment companies beyond the limits set forth in Section 12(d)(1) pursuant to the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. Rule 12d1-4 provides an exemption from Section 12(d)(1) that allows a registered investment company to invest all of its assets in other registered investment companies, including ETFs, if the registered investment company satisfies certain conditions specified in the rule, including, among other conditions, that the registered investment company and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).
Non-U.S. Securities. The Fund invests primarily in the securities of non-U.S. issuers (“foreign securities”) either directly by purchasing securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above). Foreign securities include equity securities issued by issuers that are primarily traded on a non-U.S. exchange, debt securities issued by issuers located outside the U.S., and securities issued in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. Foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the U.S. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the U.S.
Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.
Public Health Threats. Various countries throughout the world are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Emerging Markets. The securities in which the Fund will invest will be primarily located in emerging and frontier markets and therefore entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
In considering whether to invest in the securities of a foreign company, the Adviser may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Adviser’s assessment of prevailing market, economic and other conditions.
Private Investments in Public Equity (“PIPEs”). The Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class, or PIPEs. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Private Placements. The Fund may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, the Fund could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. Investors in a private placement have less protection under the federal securities laws against improper practices than investors in publicly-traded securities.
Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company’s overall business prospects and determining how the investment is likely to perform over time. Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing the Fund’s net asset value (“NAV”). Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Fund to sell the security promptly at an acceptable price.
Real Estate Investment Trusts (“REITs”). The Fund may invest in REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Hybrid REITs invest both in real property and in mortgages.
A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.
The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. Additionally, in general, a dividend paid by a regulated investment company and reported as a “section 199A dividend” may be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.
Securities Lending. The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or another approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. In addition, the Fund may pay fees to U.S. Bank, National Association, the Fund’s securities lending agent, and such fees will be deducted from the Fund’s securities lending revenues. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate any loan. See the section titled “Securities Lending” in this SAI for more information.
Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. SPACs are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more business (i.e., a SPAC-derived company). Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities, and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expense, and any warrants issued by the SPAC will expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities may be traded in the over-the-counter market and may be considered illiquid and/or be subject to restrictions on resale. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. A SPAC will not generate any revenues until, at the earliest, after the consummation of a transaction. While a SPAC is seeking a transaction target, its stock may be thinly traded. There can be no assurance that a market will develop.
Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. SPACs may also encounter intense competition from other entities having a similar business objective, such as private investors or investment vehicles and other SPACs, competing for the same acquisition opportunities, which could make completing an attractive business combination more difficult.
The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested. SPACs invest their trust assets in U.S. Treasuries or money market funds, which may also be at risk for loss at various times.
Temporary Defensive Position. The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.
Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has policies and procedures in place that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio holdings is in the best interest of Fund shareholders, considering actual and potential material conflicts of interest that could arise between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor (as defined below), or any other affiliated person of the Fund.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter on the Fund’s website, www.hoodrivercapital.com, and on Form N-PORT and Form N-CSR, as applicable. These regulatory filings are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:
•The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•The disclosure is to a mutual fund rating or evaluation services organization (such as FactSet, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement with the Fund, or is bound by applicable duties of confidentiality imposed by law;
•The disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board, independent registered public accountants, counsel to the Fund or the Trustees, proxy voting service providers, financial printers involved in the reporting process, other service providers assisting with regulatory requirements (e.g., liquidity classifications and regulatory filing data), fund administration, fund accounting, transfer agency, or custody of the Fund, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”);
•The disclosure is made by the Adviser, to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; the Adviser may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow;
•The disclosure is made to institutional consultants evaluating the Fund on behalf of potential investors;
•The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Fund’s website at least one day prior to the disclosure); or
•The disclosure is made pursuant to prior written approval of the Trust’s Chief Compliance Officer, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.
In addition, Mar Vista Investment Partners, LLC has been approved to receive the Fund’s portfolio holdings in its role as a middle- and back-office service provider to the Adviser.
The Fund’s policies and procedures prohibit any direct or indirect compensation or consideration of any kind being paid to, or received by, any party in connection with the disclosure of information about the Fund’s portfolio holdings.
The Trust’s Chief Compliance Officer may designate the Adviser’s chief compliance officer as the party responsible for ensuring that all confidentiality agreements involving the non-public disclosure of portfolio holdings adhere to the Fund’s policies and require that the Adviser’s chief compliance officer disclose and report all confidentiality agreements to the Trust’s Chief Compliance Officer.
The Trust’s Chief Compliance Officer must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore, other than the ongoing arrangements described above, which have been approved by the Board. In connection with the oversight responsibilities by the Board, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the Board.
INVESTMENT LIMITATIONS
The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.
As a matter of fundamental policy, the Fund will not:
1.purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to securities of other investment companies;
3.borrow money, except to the extent permitted by the 1940 Act;
4.make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
5.underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6.purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
7.purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or
8.issue senior securities, except to the extent permitted by the 1940 Act.
With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. The Fund will look through to the underlying holdings of investment companies in which it invests when determining its compliance with the restriction provided in item (2).
With respect to the restriction set forth in item (8), above, derivatives transactions, short sales and other obligations that create future payment obligations involve the issuance of “senior securities” for purposes of Section 18 of the 1940 Act. As stated above in the “Derivatives” sub-section, the Fund may engage in derivatives transactions in accordance with Rule 18f-4 under the 1940 Act. In addition, borrowings are considered senior securities under the 1940 Act, except the Fund may borrow from a bank in accordance with the asset coverage requirements of the 1940 Act.

As a non-fundamental investment policy, the Fund will not knowingly invest more than 15% of the value of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Of the 15% of the value of its net assets that may be invested in illiquid securities, the Fund will not invest more than 5% of the value of its net assets in private placement securities.

TRUSTEES AND OFFICERS
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations. The mailing address of each Trustee and officer of the Trust is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios in the Trust Overseen by Trustee(2)	Other Directorships Held by Trustee During the Past Five Years
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Chief Investment Officer and Senior Portfolio Manager, Mill Street Financial, LLC, since April 2023; Senior Portfolio Manager, Affinity Investment Advisors, LLC, (2017 – 2023).	14	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC (a provider of independent governance and distribution support for the asset management industry), since 2013; Managing Director, Park Agency, Inc., since 2020.	14	Trustee, Madison Funds, since 2019 (12 portfolios); Trustee, XAI Octagon Floating Rate & Alternative Income Trust, since 2017; Trustee, Octagon XAI CLO Income Fund, since 2017; Trustee, XAI Madison Equity Premium Income Fund, since 2024
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC (2008 – 2018); Manager, Motley Fool Wealth Management, LLC (2013 – 2018).	14	None
James R. Schoenike (Born 1959)	Trustee since July 2016	Retired. Distribution Consultant (2018 – 2021); President and CEO, Board of Managers, Quasar Distributors, LLC (2013 – 2018).	14	None
(1)Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire during the year in which a Trustee reaches the age of 75.
(2)The Trust is currently comprised of multiple active portfolios managed by unaffiliated investment advisers.

As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Adviser or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served (1)	Principal Occupation(s) During the Past Five Years
OFFICERS
Ryan S. Frank (Born 1985)	President and Principal Executive Officer, since June 1, 2025; previously Vice President, Treasurer and Principal Financial Officer from August 17, 2022 – May 31, 2025	Vice President, U.S. Bancorp Fund Services, LLC, since 2008
Scott M. Ostrowski (Born 1980)	Vice President, since June 1, 2025; previously President and Principal Executive Officer from August 10, 2021 – May 31, 2025	Senior Vice President, U.S. Bancorp Fund Services, LLC, since 2006
Amber C. Kopp (Born 1983)	Secretary, since September 15, 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC, since 2023; Assistant General Counsel, Corebridge Financial Inc. (previously AIG), 2019–2020
Jill S. Silver (Born 1976)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since January 1, 2023	Senior Vice President, U.S. Bancorp Fund Services, LLC, since December 2022; Compliance Director, Corebridge Financial Inc. (previously AIG), 2019–2022
Colton W. Scarmardo (Born 1997)	Treasurer, Principal Financial and Accounting Officer, since June 1, 2025; previously Assistant Treasurer from August 17, 2022 – May 31, 2025	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2019
Ryan J. Pasowicz (Born 1991)	Assistant Treasurer, since March 15, 2024; previously Assistant Treasurer from February 22, 2023 – October 17, 2023	Fund Administrator, U.S. Bancorp Fund Services, LLC, since 2016
(1)Each officer is elected annually and serves until his or her successor has been duly elected and qualified.
Leadership Structure and Responsibilities of the Board and the Committee. The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. The position of Chairman of the Board is vacant and, as Lead Independent Trustee, Mr. Jones acts as Chairman. Mr. Jones’ duties include presiding at meetings of the Board and serving as Chairman during executive sessions of the Independent Trustees; interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings; acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings; helping to set Board meeting agendas; and performing other functions as requested by the Board from time to time.
The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.
The Board has established one standing committee – the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. The Audit Committee meets regularly to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committee, see the section “Audit Committee,” below.
The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee. The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and pre-approve the audit and non-audit services provided by the independent auditors; (3) review the scope of the audit and the results of the audit of the Fund’s financial statements; and (4) review with such independent auditors the adequacy of the Trust’s internal accounting and financial controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” Because the Fund is new, the Audit Committee has not met with respect to the Fund as of the date of this SAI.
Trustee Experience, Qualifications, Attributes and/or Skills. The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers to the Trust, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.
Mr. Schoenike has been a trustee of the Trust since July 2016 and serves on the Audit Committee. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike founded Quasar Distributors, LLC and established Quasar as a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Mr. Schoenike previously participated in the FINRA securities arbitration program as an industry arbitrator. Mr. Schoenike previously served as Chairman of the Board from July 2016 to December 2020.
Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has over 25 years of experience in the investment management industry. Since April 2023, Mr. Lyman serves as Chief Investment Officer and Senior Portfolio Manager of Mill Street Financial, LLC, part of the Ashton Thomas Private Wealth, LLC network, an investment adviser. Prior to joining Mill Street, Mr. Lyman served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, from 2017 to 2023; and from 2011 to 2016, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA from the Anderson School of Management at UCLA and holds the Chartered Financial Analyst designation.
Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. He has over 25 years of experience in the asset management industry as an independent director, attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones currently is a trustee of four other registered investment companies and is a Managing Director of Carne Global Financial Services (US) LLC where his work includes director and risk oversight positions with investment advisers and serving as an independent director of private funds. Mr. Jones also currently serves as Managing Director of Park Agency Inc., a family office. Prior to that, he was an advisor to Wanzenburg Partners and served as Chief Operating

Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.
Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 25 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He also served as General Counsel to Motley Fool Asset Management, LLC from 2008 to 2018 and as Manager of Motley Fool Wealth Management, LLC from 2013 to 2018. He has been a Venture Partner of and General Counsel to Motley Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, and Canada. Mr. Greenberg also has directorship experience through his service on private company boards. He has a Master’s degree and a Juris Doctorate degree from Stanford University.
Risk Oversight. The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to the series of the Trust, including the Fund, is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Fund’s independent registered public accounting firm to ensure that the Fund’s audit scope includes risk-based considerations as to the Fund’s financial position and operations.
The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.
Security and Other Interests. As of December 31, 2024 no Trustees of the Trust beneficially owned shares of the Fund. As of December 31, 2024, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Adviser, the Distributor (as defined below), or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Adviser, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Fund, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Fund, the Trust, any officer of the Trust, the Adviser, the Distributor, or any of their affiliates.

Compensation. For their services as Independent Trustees, the Independent Trustees receive compensation from the Trust and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee and the Audit Committee Chair each receive additional compensation. The Trust has no pension or retirement plan. The Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust. Because the Fund is new, the following compensation figures represent estimates for the Fund’s fiscal period ending [...], 2025:

Independent Trustee	Estimated Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Fund and the Trust[1] Paid to Trustees:
Gaylord Lyman[2]	$[...]	$0	$0	$[...]
Lawrence Greenberg	$[...]	$0	$0	$[...]
Scott Craven Jones[3]	$[...]	$0	$0	$[...]
James R. Schoenike	$[...]	$0	$0	$[...]
(1) The Trust is currently comprised of multiple active portfolios managed by unaffiliated investment advisers.
(2) Audit Committee Chair
(3) Lead Independent Trustee
CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
The Trust’s and the Adviser’s codes of ethics may be found on the SEC’s website at http://www.sec.gov in the exhibits to the Fund’s registration statement on Form N-1A.
PROXY VOTING
The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. The Adviser must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund. The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.
The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.
The Adviser’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters. The Adviser uses a third party vendor, Broadridge Financial Solutions, Inc., and its ProxyEdge voting service to process proxy votes for the firm’s clients. The Adviser also utilizes the research and recommendation services of another third party provider, Glass Lewis & Co.
Finally, the Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the Adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A.
When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling (800) 497-2960, on the Fund’s website at www.hoodrivercapital.com and and (iii) on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal shareholders or control persons of the Fund. Further, as of the date this SAI, the Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding shares of the Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
The Adviser, Hood River Capital Management LLC, located at 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as the investment adviser to the Fund pursuant to the advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Lance Cannon and Rohan Kumar have an economic interest but no voting interests in Hood River. Ruoshi Qi does not have any voting or economic interests in Hood River. Brian Smoluch and David Swank collectively have 100% voting authority of Hood River.
Under the terms of the Advisory Agreement, the Adviser, with respect to the Fund, agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund.

The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Fund. The Advisory Agreement may be terminated by the Trust, by vote of the Board or shareholders of the Fund, or the Adviser on 60 days’ written notice without penalty. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.
Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual advisory fee, paid monthly, of [...]% from the Fund’s average daily net assets. Pursuant to an agreement, the Adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Fund’s total operating expenses (excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) exceed [...]%.
The Adviser has entered into a service-level agreement (“SLA”) with Mar Vista Investment Partners, LLC (“Mar Vista”). Mar Vista provides certain support services to the Adviser, including operational, technology, marketing, compliance, finance and proxy coordinating support services. The Adviser, not the Fund, pays Mar Vista for the services provided under the SLA.
SERVICE PROVIDERS
Fund Administrator, Transfer Agent, and Fund Accountant
Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s administrator pursuant to an administration agreement between Fund Services and the Trust, on behalf of the Fund. Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets. Fund Services is also entitled to be reimbursed for certain out-of-pocket expenses. Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.
The Fund is new and the Fund has not paid the Administrator any fees for administrative services to the Fund as of the date of this SAI.
Independent Registered Public Accounting Firm
[...]., located at [...], serves as the independent registered public accounting firm for the Fund. Its services include auditing the Fund's financial statements. [...], an affiliate of [...], provides tax services as requested.
Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian and Securities Lending Agent
U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, an affiliate of Fund Services, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund. The Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian maintains custody of securities and other assets of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, collects income from investments and serves as the foreign custody manager of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Compliance Services
Fund Services provides compliance services to the Fund pursuant to a service agreement between Fund Services and the Trust, on behalf of the Fund. Under this service agreement, Fund Services also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Ms. Silver as Chief Compliance Officer of the Trust.
SECURITIES LENDING
The Fund may participate in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. [U.S. Bank, National Association serves as the Fund’s securities lending agent. U.S. Bank, National Association oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser. As the Fund is new, U.S. Bank, National Association has not received fees for serving as securities lending agent from the Fund, but may receive fees in the future.]
DISTRIBUTION OF SHARES
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), (the “Distributor”), located at 190 Middle Street, Suite 301, Portland, Maine 04101, acts as the Fund’s distributor. Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Fund’s principal underwriter, provides certain administration services, and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous, and the Distributor distributes the Fund’s shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.
The Distribution Agreement continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO MANAGERS
The Fund is jointly and primarily managed by Ruoshi Qu, Rohan Kumar, and Lance Cannon, CFA.
Share Ownership. As the Fund is newly formed, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Fund.
Other Accounts Managed. The following table provides additional information about other accounts managed by the portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund, as of [...], 2025:

Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Ruoshi Qi
Registered Investment Companies	[...]%	$[...]	[...]%	$[...]
Other Pooled Investment Vehicles	[...]%	$[...]	[...]%	$[...]
Other Accounts	[...]%	$[...]	[...]%	$[...]
Rohan Kumar
Registered Investment Companies	[...]%	$[...]	[...]%	$[...]
Other Pooled Investment Vehicles	[...]%	$[...]	[...]%	$[...]
Other Accounts	[...]%	$[...]	[...]%	$[...]
Lance Cannon
Registered Investment Companies	[...]%	$[...]	[...]%	$[...]
Other Pooled Investment Vehicles	[...]%	$[...]	[...]%	$[...]
Other Accounts	[...]%	$[...]	[...]%	$[...]
Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.
The Adviser understands that potential material conflicts of interest exist in “side-by-side” management. As such, the Adviser has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, the Adviser aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.
Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. The Adviser utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.
The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest. Additional conflicts of interest may potentially exist or arise that are not discussed above.

Compensation. The following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser, or any other source with respect to managing the Fund and any other accounts.
The Adviser’s investment professionals receive a base salary commensurate with their level of experience. The Adviser’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys. Each portfolio manager’s compensation includes a combination of base salary and a benefits package. The portfolio managers are owners of the Adviser and receive additional compensation based on the profitability of the overall business. The portfolio managers’ base salary and additional compensation are not tied to the Fund’s performance.
DISTRIBUTION (RULE 12b-1) PLAN
The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Investor Shares of the Fund.
Under the Distribution Plan, the Fund pays a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the “Distribution Fee”) for distribution and shareholder services on behalf of the Investor Shares of the Fund. The Distribution Fee for the Fund is an annual fee at the rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares. The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of the Fund’s Shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services to Investor Shares.
The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Shares of the Fund. Because the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by the Investor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan. The Distributor does not retain any Distribution Fees for profit. All Distribution Fees are held in retention for distribution-related expenses.
The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Shares of the Fund, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current shareholders of the Fund, the printing and mailing of marketing material pertaining to the Fund, and administrative, shareholder services and other support services provided by financial intermediaries.
The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Distribution Plan also requires that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Fund. The Distribution Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Investor Shares outstanding. All material amendments to the Distribution Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
The Distribution Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the

Distribution Plan. The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. The Board of Trustees, including a majority of the Qualified Trustees, has determined that there is a reasonable likelihood that the Distribution Plan will benefit the Investor Shares of the Fund. In particular, the Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to stimulate sales of Investor Shares and increase the Fund’s asset base. With the exception of the Adviser in its capacity as investment adviser to the Fund, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund have or had a direct or indirect financial interest in the Distribution Plan or any related agreement.
The Distribution Plan provides for the ability to use Investor Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Shares of the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. Under the Distribution Plan, the Fund may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.
To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Investor Shares shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with the Fund’s participation in such platforms, all or a portion of the Distribution Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Fund’s Investor Shares. In addition, in its discretion, the Adviser may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Fund.
SHAREHOLDER SERVICING PLAN
The Fund has adopted a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares to pay for shareholder support services from the Fund’s assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.10% of average daily net assets of the Fund attributable to Institutional Shares and Investor Shares. Under the plan, the Fund may pay shareholder servicing fees to shareholder servicing agents who have entered into written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Institutional Shares or Investor Shares shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the class; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Fund beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. Retirement Shares are not subject to the Shareholder Servicing Plan and do not pay shareholder servicing fees.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions. The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Adviser has a fiduciary duty to the Fund to obtain best execution, on an overall basis, for any securities transaction.
The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund did not hold any securities of its regular broker-dealers as of the date of this SAI.
Brokerage Selection. The primary objective of the Adviser in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the Adviser considers, among other things, a broker or dealer’s: (i) general execution capability; (ii) operational ability to clear and settle transactions; (iii) capital positions and risk taking ability; (iv) historical trading experience in a stock; (v) personnel and their integrity; and (vi) quality of research and investment information. The Adviser may also consider any special needs required by trading staff. The Adviser executes trades on behalf of the Fund from brokers approved by the Adviser.
Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion. The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker. Research services that the Fund obtains from a broker-dealer in connection with the payment of brokerage commissions may either be the broker-dealer’s own proprietary research or third party research obtained by the broker-dealer through payment of a portion of their commissions to third parties for research products or services.
Research services received from broker-dealers supplement the Adviser’s own research (and the research of any affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.
Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.
Under the SLA described above, Mar Vista is responsible for the financial management and reporting of both Mar Vista’s and the Adviser’s soft dollar credits and payments. There may be instances where soft dollar services are jointly purchased by both Mar Vista and the Adviser collectively for the benefit of both advisers’ clients. The respective firms will enter into these arrangements when the clients would benefit more than they would if they were to purchase these services independently. Each firm is responsible for independently ensuring the suitability of services purchased by soft dollars.
Brokerage Commissions. The Fund is new and had not paid any brokerage commissions as of the date of this SAI.
Allocation of Portfolio Transactions. Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
The Fund has three classes of shares – Institutional Shares, Investor Shares, and Retirement Shares. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights. Each share of the Fund is entitled to participate in dividends and other distributions as determined by the Board. Each share is entitled to the residual assets of the Fund in the event of liquidation.
Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class. For example, a change in the 12b-1 fee for a class would be voted upon only by shareholders of that class.
The Fund does not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

The Fund may involuntarily redeem a shareholder’s shares if the shareholder owns shares of the Fund having an aggregate NAV of less than a minimum value determined from time to time by the Trustees. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund. The Declaration of Trust also provides that if an officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.
The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its series. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its series into beneficial interests in such separate business trust or trusts or series thereof.
Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any trust, partnership, limited liability company, association or other organization, or any series or class of any thereof (including any series, or class of any series, of the Trust), to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.
The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, the Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.
The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.
The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a

“Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of Independent Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.
The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall affect in any way that Trustee’s rights or entitlement to indemnification.
Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so for such reasons as may be determined by the Board.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase of Shares. Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the Prospectus.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call (800) 497-2960. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.
Redemption of Shares. Information regarding how to redeem shares of the Fund is discussed in the “Redemption of Shares” section of the Prospectus.
You may sell (redeem) your shares on any Business Day (defined below). Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system. If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions.

If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or ACH transfer has been collected (which could take up to 10 days). Shareholders can avoid this delay by utilizing the wire purchase option.
To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase amount has cleared, and the Fund will act as quickly as possible to minimize delay.
The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.
A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.
The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.
Pricing of Shares. The price of the Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the

Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Board’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
DISTRIBUTIONS
Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the net short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders at least annually, as described in the Prospectus.
TAXATION OF THE FUND
General. The following summarizes certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.
The Fund intends to qualify as a regulated investment company under Section 851 of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships (the “Qualifying Income Requirement”).
Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses; or (3) one or more qualified publicly-traded partnerships (the “Diversification Requirement”).
Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt interest income, if any, for the year.
The Fund intends to comply with these requirements. However, there can be no assurance that the Fund will satisfy all requirements to be taxed as a regulated investment company. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.
The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S.-source income that is not effectively connected with the conduct of a trade or business in the U.S. This withholding rate may be lower under the terms of a tax convention.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with the shareholder’s correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents. Backup withholding generally does not apply to foreign taxpayers subject to the withholding described in the preceding paragraph, as long as the Fund receives certain documentation.
A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. However, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted. Any loss realized upon a sale or redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption. If a shareholder’s loss is disallowed under the “wash sale rules,” the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.
Capital Loss Carryforwards. Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses. As the Fund is a newly formed series, it does not have any capital loss carryforwards as of the date of this SAI.
State and Local Taxes. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when such shareholders sell or redeem such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a

401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a gain or loss. If you sell or redeem covered shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on a Form 1099 series information return.
A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold or redeemed when a shareholder sells or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
Hedging Transactions. Certain forward currency contracts in which the Fund may invest are subject to rules that for federal income tax purposes require the Fund to treat them as having been sold at their fair market value on the last day of the Fund’s taxable year (or for excise tax purposes, on the last day of the relevant period) resulting in unrealized gains or losses being treated as realized. Any gains or losses on such contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, except for gain or loss on certain foreign currency forward contracts which is treated as ordinary gain or loss unless the Fund makes an applicable tax election to receive capital treatment.
Certain hedging transactions undertaken by the Fund may result in the deferral of loss or accelerate the recognition of gain on forward contracts, or underlying securities, and may affect the tax character of gain or loss realized by the Fund on such investments. The tax consequences to the Fund of engaging in certain hedging or similar transactions are not entirely clear and may impact the amount, timing, and tax character of distributions paid by the Fund to its shareholders.
Notwithstanding any of the foregoing, the Fund may be required to recognize gain (but not loss) on certain “appreciated financial positions” if the Fund enters into offsetting forward contracts transaction with respect to the appreciated position or of substantially identical property. Appreciated financial positions potentially subject to this tax treatment are interests (including forward contracts) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. This tax treatment will not apply to certain transactions closed on or before the 30th day after the close of the taxable year, if certain conditions are met.

Foreign Currency Transactions—“Section 988” Gains or Losses. Pursuant to Section 988 of the Code, foreign exchange gain or loss attributable to certain foreign currency transactions, including foreign currency-denominated payables and receivables, foreign currency denominated debt instruments, and certain currency related forward contracts, is treated as ordinary gain or loss. Section 988 gain or loss may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders. The Fund may elect to treat certain foreign currency transactions, when entered, as giving rise to capital rather than as ordinary gain or loss.
PERFORMANCE INFORMATION
The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.
FINANCIAL STATEMENTS
The Fund’s financial statements and the report of the independent registered public accounting firm will be available after the Fund has completed a fiscal year of operations.

PROXY VOTING POLICIES AND PROCEDURES

General Principles
Hood River Capital Management LLC (“Hood River”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Hood River or any other client of Hood River as outlined in its Proxy Voting Policies and Procedures (“Policies”).

These Policies apply to securities held in client accounts in which Hood River has direct voting authority. Unless specifically addressed in the investment advisory agreement, Hood River will vote proxies consistent with its fiduciary obligation. In some cases, the client has requested that Hood River not vote proxies for a particular account.

Hood River has a service level agreement with Mar Vista Investment Partners (“Service Provider”), a registered investment adviser, to provide Hood River with various administrative, operational, and business services including marketing support, client services, compliance support, information technology, accounting and proxy coordinating services. The Service Provider is not an affiliate of Hood River or related to Hood River. In addition, Hood River utilizes the services of a third-party proxy advisory firm, which provides the Firm with research, data and recommendations on management and shareholder proxy proposals. Hood River does not use automated voting by the third-party proxy advisory firm.

Hood River’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the Proxy Voting Guidelines (“Guidelines”) unless a client has requested the use of their own proxy voting guideline or direction and such guideline or direction is prudent under the circumstances. Any changes to the Guidelines must be pre-approved in writing by the Proxy Voting Committee (“The Committee”). The Committee includes the Operations Manager, the CCO and at least one Hood River portfolio manager.

Voting Process
Hood River votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless Hood River determines it would be in its clients' overall best interests not to vote. Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Hood River deems appropriate under the circumstances including:
a)the client requests in writing that Hood River not vote;
b)the proxies are associated with unsupervised securities;
c)the proxies are associated with securities transferred to Hood River’s management then liquidated;
d)the costs of voting the proxies outweigh the benefits; or
e)the proxy ballot is not received.
The Service Provider’s Operations Department (“Operations”) is responsible for coordinating the voting of proxies received by Hood River. To help facilitate the proxy voting process, The Committee provides
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centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:
a)Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Hood River and the proxy voting process with respect to securities owned by a client;
b)Determines how to vote proxies relating to issues not covered by these Policies; and
c)Determines when Hood River may deviate from these Policies.
The Committee will review the analyst or portfolio manager’s recommendation if it differs from the proxy advisory firm’s recommendation per the Guidelines. Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendation of the analyst or portfolio manager, the reasons for the disagreement will be documented. Operations will keep documents of proxy decisions made by the Committee. Since Hood River generally considers the quality of a company’s management in making investment decisions, Hood River regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.
When Hood River has proxy voting authority on an account, it adds up the shares owned by those accounts (“Eligible Shares”) and reconciles them to the shares reported by its proxy-voting agent. For those accounts where clients participate in securities lending, shares on loan will not be included in the Eligible Shares total unless Hood River oversees such securities lending program. Generally, Hood River aims for less than a 10% difference in shares voted versus Eligible Shares. The difference of shares voted and Eligible Shares may include the timing of new and terminated accounts.
Hood River uses a proxy-voting agent to ensure that, as much as possible, Eligible Shares are voted and timely reporting is provided to Hood River and its clients. If Hood River receives ballots from a source other than the proxy-voting agent, Hood River will try to vote them using other means.
Conflicts of Interest
Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:
a)Voting the proxy in accordance with the voting recommendation of an unaffiliated, third- party proxy advisory firm; or
b)Voting the proxy pursuant to client direction
Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:
a)The issuer is a client of Hood River and Hood River manages its portfolio or its retirement plan. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third-party;
b)The issuer is an entity in which the Hood River industry analyst or portfolio manager assigned to review the proxy has a relative1 in management of the issuer or an acquiring company. In such a case, the analyst or portfolio manager will not make any vote recommendations and another analyst or portfolio manager will review the proxy. Although the proxy will be re-assigned, the industry analyst or portfolio manager will still be available to answer questions about the issuer from other Committee members;
1 For the purposes of these Policies, “relative” includes the following family members: spouse, minor children, stepchildren, or children or stepchildren sharing the person’s home.
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c)The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company. In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;
d)The issuer is an entity in which an officer or director of Hood River or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Hood River’s last three fiscal years. In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third-party;
e)Another client or prospective client of Hood River, directly or indirectly, conditions future engagement of Hood River on voting proxies with respect to any client's securities on a particular matter in a particular way;
f)Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such a case, Hood River will resolve in favor of the plan’s portfolio; or
g)Any other circumstance in which Hood River’s duty to serve its clients' interests, typically referred to as its “duty of loyalty,” could be compromised.
Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:
a)The securities with respect to which Hood River has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities; and (ii) such securities do not represent more than 2% of the client's holdings with Hood River; and /or
b)The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Hood River will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Committee's determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.
For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.
Proxy Advisory Firm Due Diligence
The Committee shall, as part of the scope of its duties to ensure voting determinations are in the clients’ best interest, complete an annual due diligence questionnaire. The questionnaire shall review the proxy advisory firm to verify that information and services provided are adequate to inform voting determinations.

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Recordkeeping and Retention
Hood River retains records relating to the voting of proxies, including:
a)A copy of these Policies and any amendments thereto;
b)A record of each vote cast by Hood River on behalf of clients;
c)A copy of any document created by Hood River that was material to making a decision on how to vote or that memorialized the basis for that decision; and
d)A copy of each written request for information on how Hood River voted proxies on behalf of the client, and a copy of any written response by Hood River to any oral or written request for information on how Hood River voted.
Hood River will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.
Hood River may rely on proxy statements filed on the SEC’s EDGAR system or on proxy the voting service (provided Hood River had obtained an understanding from the third-party to provide a copy of the proxy statement or record promptly upon request).
Clients that wish to vote in a particular solicitation, obtain information about how Hood River voted their securities, or obtain a copy of the proxy voting policies and procedures may contact Operations at (877) 725-4432.

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MANAGER DIRECTED PORTFOLIOS
PART C

Hood River Emerging Markets Fund

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006 (File Nos. 333-133691 and 811-21897).
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 28, 2023 (File Nos. 333-133691 and 811-21897).

(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017 (File Nos. 333-133691 and 811-21897).

(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)
Investment Advisory Agreement dated May 20, 2020 was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(2)
Amendment to Investment Advisory Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(3)
Amendment to Investment Advisory Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(4)
Amendment to Schedule B to Investment Advisory Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(5)		Amendment to Investment Advisory Agreement — To be filed by amendment.
	(6)		Amendment to Schedule B to Investment Advisory Agreement — To be filed by amendment.
(e)	(1)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)	(i)
Novation Agreement dated March 31, 2020 between Quasar Distributors, LLC, the Trust, and the Adviser was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Amendment to Underwriting Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

1

(iii)
Novation Agreement dated September 30, 2021 between Quasar Distributors, LLC, the Trust, and the Adviser was previously filed with Registrant's Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A with the SEC on October 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to Underwriting Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(v)	Amendment to Underwriting Agreement — To be filed by amendment.
(f)			Not applicable.
(g)	(1)
Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(2)
Form of Amendment to the Custody Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(3)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(4)
Amendment to the Custody Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(5)		Amendment to the Custody Agreement - To be filed by amendment.
(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897) and is incorporated by reference.

(ii)
Form of Amendment to the Fund Administration Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

		(v)	Amendment to the Fund Administration Servicing Agreement — To be filed by amendment.
	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Transfer Agent Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

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(iv)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(v)	Amendment to the Transfer Agent Servicing Agreement — To be filed by amendment.
(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Form of Amendment to the Fund Accounting Servicing Agreement dated July 1, 2019 was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(v)	Amendment to the Fund Accounting Servicing Agreement — To be filed by amendment.
(4)		Power of Attorney was previously filed with Registrant's Registration Statement on Form N-14 with the SEC on August 12, 2025 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.
(5)	(i)
Amended and Restated Expense Limitation Agreement with respect to the Hood River Small-Cap Growth Fund was previously filed with Registrant's Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A with the SEC on October 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
Amended and Restated Expense Limitation Agreement with respect to the Hood River International Opportunity Fund was previously filed with Registrant's Post-Effective Amendment No. 138 to its Registration Statement on Form N-1A with the SEC on October 26, 2023 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Expense Limitation Agreement with respect to the Hood River New Opportunities Fund was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(iv)	Expense Limitation Agreement with respect to the Hood River Emerging Markets — To be filed by amendment.
(6)	(i)
Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A with the SEC on October 28, 2019 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(ii)
First Amendment to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 103 to its Registration Statement on Form N-1A with the SEC on October 28, 2020 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iii)
Second Amendment to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(iv)
Amended Exhibit A, dated August 1, 2024, to Securities Lending Agreement was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(v)	Fourth Amendment to Securities Lending Agreement — To be filed by amendment.
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(i)	(1)
Opinion and Consent of Counsel with respect to Institutional Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i) of Registrant’s Registration Statement on Form N-1A as filed on October 28, 2014 (File Nos. 333-133691 and 811-21897).

	(2)
Opinion and Consent of Counsel with respect to Investor Shares of the Hood River Small-Cap Fund is incorporated herein by reference to Exhibit (i)(2) of Registrant’s Registration Statement on Form N-1A as filed on July 6, 2015 (File Nos. 333-133691 and 811-21897) (File Nos. 333-133691 and 811-21897).

	(3)
Opinion and Consent of Counsel with respect to Retirement Shares of the Hood River Small-Cap Fund was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference (File Nos. 333-133691 and 811-21897).

	(4)
Opinion and Consent of Counsel with respect to the Hood River International Opportunity Fund was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(5)
Opinion and Consent of Counsel with respect to the Hood River New Opportunities Fund was previously filed with Registrant’s Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(6)	Opinion and Consent of Counsel with respect to the Hood River Emerging Markets — To be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm — Not applicable.
(k)		Not Applicable.
(l)		Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007 (File Nos. 333-133691 and 811-21897).
(m)	(1)
Amended and Restated Rule 12b-1 Plan, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)
Amended and Restated Rule 12b-1 Plan, dated May 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)	Amended and Restated Rule 12b-1 Plan - To be filed by amendment.
	(4)
Amended and Restated Shareholder Servicing Plan, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(5)
Amended and Restated Shareholder Servicing Plan, dated May, 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(6)	Amendment to Shareholder Servicing Plan - To be filed by amendment.
(n)	(1)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated August 10, 2021, was previously filed with Registrant's Post-Effective Amendment No. 113 to its Registration Statement on Form N-1A with the SEC on September 28, 2021 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(2)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated May 14, 2024 was previously filed with Registrant's Post-Effective Amendment No. 154 to its Registration Statement on Form N-1A with the SEC on August 2, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

	(3)	Amendment to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - To be filed by amendment.
(o)		Reserved.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

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(2)
Code of Ethics for the Adviser was previously filed with Registrant's Post-Effective Amendment No. 164 to its Registration Statement on Form N-1A with the SEC on October 25, 2024 (File Nos. 333-133691 and 811-21897), and is incorporated by reference.

(3)	Code of Ethics for Principal Underwriter — Not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A as filed on July 28, 2023.
The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Hood River Capital Management LLC (the “Advisor”) serves as the investment adviser for the Hood River Small-Cap Growth Fund, the Hood River International Opportunity Fund, the Hood River New Opportunities Fund and the Hood River Emerging Markets Fund (the “Funds”). The principal business address of the Advisor is 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”) and dated March 28, 2025. The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
5

13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.Acquirers Deep Value ETF, Series of ETF Series Solutions
54.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
55.Aptus Deferred Income ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
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65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
89.US Vegan Climate ETF, Series of ETF Series Solutions
90.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.First American Funds Trust
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
7

117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Leuthold Core ETF, Series of Managed Portfolio Series
123.Leuthold Core Investment Fund, Series of Managed Portfolio Series
124.Leuthold Global Fund, Series of Managed Portfolio Series
125.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
126.Leuthold Select Industries ETF, Series of Managed Portfolio Series
127.Muhlenkamp Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Olstein All Cap Value Fund, Series of Managed Portfolio Series
131.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tremblant Global ETF, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.Mason Capital Fund Trust
149.Matrix Advisors Funds Trust
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Oaktree Diversified Income Fund Inc.
156.Permanent Portfolio Family of Funds
157.Perritt Funds, Inc.
158.Procure ETF Trust II
159.Professionally Managed Portfolios
160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
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169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
179.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
180.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
181.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SEG Partners Long/Short Equity Fund
190.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
192.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
193.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
194.SGI Global Equity Fund, Series of The RBB Fund, Inc.
195.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
196.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
197.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
199.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
201.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
205.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
206.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
208.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
210.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
211.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
212.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
213.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
214.The RBB Fund Trust
215.RBC Funds Trust
216.Rockefeller Municipal Opportunities Fund
217.Series Portfolios Trust
218.Tax-Exempt Private Credit Fund, Inc.
219.Thompson IM Funds, Inc.
220.Tortoise Capital Series Trust
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221.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
222.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
223.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
224.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
225.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
226.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
227.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
228.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
229.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
230.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
231.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
232.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
233.USQ Core Real Estate Fund
234.Wall Street EWM Funds Trust
235.Wisconsin Capital Funds, Inc.
(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)    Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Advisor	Hood River Capital Management LLC 2373 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.
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Item 35.    Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on September 10, 2025.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Ryan S. Frank
Ryan S. Frank
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 174 to its Registration Statement has been signed below by the following persons in the capacities indicated as of September 10, 2025.

Signature	Title
James R. Schoenike* James R. Schoenike	Trustee
Gaylord B. Lyman* Gaylord B. Lyman	Trustee
Scott Craven Jones* Scott Craven Jones	Trustee
Lawrence T. Greenberg* Lawrence T. Greenberg	Trustee
/s/ Ryan S. Frank Ryan S. Frank	President (Principal Executive Officer)
/s/ Colton W. Scarmardo Colton W. Scarmardo	Treasurer (Principal Financial Officer)
* By: Ryan S. Frank
   Ryan S. Frank
   * Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-14 with the SEC on August 12, 2025 and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.

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